INVESTMENT IN OASIS LLCS	6 Months Ended	12 Months Ended
	Nov. 30, 2018	May 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]

Note 3 – Acquisition of Alternative Solutions, LLC

On June 27, 2018, the Company closed on the purchase of all of the membership interests in Alternative Solutions, LLC and its three operating subsidiaries (collectively, the “Oasis LLCs”) from the members of such entities (other than Alternative Solutions).  The Oasis LLCs operate a fully integrated cannabis business in Las Vegas, Nevada, including a grow; extraction, conversion and processing facility; and a retail dispensary.  The closing occurred pursuant to a Membership Interest Purchase Agreement (the “Acquisition Agreement”) entered into between the Company and Alternative Solutions on December 4, 2017, as amended.  Pursuant to the Acquisition Agreement, the Company initially contemplated acquiring all of the membership interests in the Oasis LLCs from Alternative Solutions. Just prior to closing, the parties agreed that the Company would instead acquire all of the membership interests in Alternative Solutions, the parent of the Oasis LLCs, from its members, and the membership interests in the Oasis LLCs owned by members other than Alternative Solutions.  The revised structure of the transaction is referenced in the Oasis Note (as defined below), which modified the Acquisition Agreement.

Pursuant to the Acquisition Agreement, the Company paid a non-refundable deposit of $250,000 upon signing, which was followed by an additional payment of $1,800,000 paid in February 2018, for an initial 10% of each of the Oasis LLCs.  At that time, the Company applied for regulatory approval to own an interest in the Oasis LLCs, which approval was received. On June 27, 2018, the Company made the payments to indirectly acquire the remaining 90% of the Oasis LLCs, which were equal to cash in the amount of $5,995,543, a $4.0 million promissory note due in December 2019 (see note 13), (the “Oasis Note”), and 22,058,823 shares of its common stock (see note 15), (the “Purchase Price Shares”) (collectively, the “Closing Consideration”). The cash payment of $5,995,543 was less than the $6,200,000 payment originally contemplated because the Company assumed an additional $204,457 of liabilities. The Company used the proceeds of its recent Canadian private securities offering to fund the cash portion of the Closing Consideration (see note 15).  The Company then applied for regulatory approval to own the additional 90% in membership interests in the Oasis LLCs, which it received on December 12, 2018.

The number of Purchase Price Shares was equal to 80% of the offering price of the Company’s common stock in its last equity offering, which price was $0.34 per share.  The Oasis Note is secured by a first priority security interest over the membership interests in Alternative Solutions and the Oasis LLCs, as well as by the assets of the Oasis LLCs.  The Company also delivered a confession of judgment to a representative of the sellers that will become effective, in general, if the Company defaults default under the Oasis Note.

Oasis currently owes certain amounts to a consultant known as 4Front Advisors, LLC.  If the Company makes any payments to this company post-closing, generally speaking, the Company will be entitled to deduct the present value of such payments from the principal amount due under the Oasis Note.

The sellers are also entitled to a $1,000,000 payment from the Company on May 30, 2020 if the Oasis LLCs have maintained an average revenue of $20,000 per day during the 2019 calendar year. The fair value of this contingent consideration was $678,111 as determined by the Company’s outside valuation consultants. This amount is recorded as contingent liability on the Company’s balance sheet at November 30, 2018.

The acquisition date estimated fair value of the consideration transferred totaled $27,975,650, which consisted of the following:

Initial purchase price	$2,050,000
Cash paid in connection with transaction	5,995,543
Note payable	3,810,820
Contingent consideration	678,111
Common stock	15,441,176
Total purchase price	$27,975,650

Net tangible assets	$595,151
Intangible assets	1,637,600
Goodwill	25,742,899
Total purchase price	$27,975,650

The above estimated fair value of the intangible assets is based on a preliminary purchase price allocation prepared by a third party valuation expert.   During the preliminary purchase price allocation period, which may be up to one year from the business combination date, the Company may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill.  After the preliminary purchase price allocation period, the Company may record adjustments to assets acquired or liabilities assumed subsequent to the purchase price allocation period in its operating results in the period in which the adjustments were determined.

Pro forma results

The following table sets forth the unaudited pro forma results of the Company as if the acquisition of the Oasis LLCs was effective on the first day of each of the three and six months periods presented.  These combined results are not necessarily indicative of the results that may have been achieved had the companies always been combined.

	Three months ended November 30,
	2018	2017
	(unaudited)	(unaudited)
Revenues	$1,976,910	$1,928,265
Net loss	$(10,771,264)	$(10,734,044)
Basic net income per share	$(0.12)	$(0.18)
Diluted net income per share	$(0.12)	$(0.18)
Weighted average shares - basic	90,338,339	58,372,855
Weighted average shares - diluted	90,338,339	58,372,855

	Six months ended November 30,
	2018	2017
	(unaudited)	(unaudited)
Revenues	$3,843,783	$3,311,457
Net loss	$(19,353,778)	$(8,453,557)
Basic net income per share	$(0.24)	$(0.25)
Diluted net income per share	$(0.24)	$(0.25)
Weighted average shares - basic	80,765,385	57,280,264
Weighted average shares - diluted	80,765,385	57,280,264

NOTE 7 – INVESTMENT IN OASIS LLCS

On December 4, 2017, the Company and Alternative Solutions, LLC (“Alternative Solutions”) entered into a Membership Interest Purchase Agreement (the “Acquisition Agreement”) for the Company to acquire the outstanding equity interests in three subsidiaries (collectively, the “Oasis LLCs”), Serenity Wellness Center LLC d/b/a/ Oasis Medical Cannabis, Serenity Wellness Growers LLC, and Serenity Wellness Products LLC, from Alternative Solutions.  Pursuant to the Acquisition Agreement, the Company paid a non-refundable deposit of $250,000 upon signing, which was followed by an additional payment of $1,800,000 on February 5, 2018, for an initial 10% of each of the subsidiaries. As of May 31, 2018, the Company had a total investment of $2,050,000 in the Oasis LLCs (see note 16).

The closing consideration that the Company must pay to acquire the remaining 90% of the subsidiaries, is equal to cash in the amount of $6,200,000, a $4.0 million promissory note due in December 2019, and $6,000,000 in shares of the Company’s common stock.

The number of shares shall equal $6,000,000 divided by the lower of $1.00 or the conversion price to receive one share of the Company’s common stock in its next equity offering that it commences in 2018 that exceeds $6 million, multiplied by 80%.  The promissory note will be secured by a first priority security interest over the assets of each of the Oasis LLCs, including the Company’s 10% equity interest in the three subsidiaries, and the Company shall deliver to Alternative Solutions a confession of judgment that will become effective in the event of any event of default under the promissory note.

Assuming the Company closes on the acquisition, in May 2020, Alternative Solutions will be entitled to a $1,000,000 payment from the Company, if the existing dispensary operated by an Oasis LLC has maintained an average revenue of $20,000 per day during the 2019 calendar year.

The sale, assignment, transfer, pledge or other disposition of any interest in the Oasis LLCs or Alternative Solutions is ineffective unless approved by the State of Nevada and any municipality in which the three subsidiaries’ operations is licensed.

As of May 31, 2018, the Company had not yet received regulatory approval to own the 10% interest in Oasis LLCs.  As a result, the amount that has been paid by the Company is being held by Alternative Solutions.